Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards beginning expiration year	2014
Foreign capital loss carryforwards	$ 18.5
Net incremental valuation allowance	14.7
Reduction in foreign tax credit carryforwards	7.2
Total Valuation Allowances	89.9	75.2
Unrecognized tax benefits that would impact effective tax rate, if recognized	7.5	2.4	5.1
Accrued interest and penalties related to unrecognized tax benefits	5.2	1.5	1.6
Gain (Loss) on Investments
Income Tax [Line Items]
Net incremental valuation allowance	21.8
Foreign Tax Credits
Income Tax [Line Items]
U.S. federal foreign tax credit carryforwards	14.5
State
Income Tax [Line Items]
Net operating loss carryforwards	6.2
Net operating loss carryforwards beginning expiration year	2014
Foreign Net Operating Loss Carryforwards
Income Tax [Line Items]
Net operating loss carryforwards beginning expiration year	2014
Net operating loss carryforwards	178.7
Net operating loss carryforwards subject to expiration	30.1
Net operating loss carryforwards indefinite carry forward period	$ 148.6